Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2018	2017
Waste management and brokerage services	$42,232	$36,162
Captive landfill management operations	2,303	2,236
Total waste management services revenues	44,535	38,398
Food, beverage and merchandise sales	7,149	7,290
Membership dues revenue	5,160	5,165
Room rental revenue	2,259	2,017
Greens fees and cart rental revenue	1,541	1,541
Other revenue	1,590	1,437
Total golf and related operations revenue	17,699	17,450
Total net operating revenues	$62,234	$55,848

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Doubtful	less	Balance at
	Beginning of Period	Accounts	Recoveries	End of Period

Allowance for doubtful accounts	$237	$42	$(24)	$255

Contract with Customer, Asset and Liability [Table Text Block]
		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable	$580	$1,670	$(1,696)	$554
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue	$2,718	$5,341	$(5,160)	$2,899
Customer advance deposits	$430	$1,507	$(1,484)	$453